Taxation (Details) - Schedule of reconciliation of tax computed by applying the statutory income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of tax computed by applying the statutory income tax rate [Abstract]
Loss before income taxes	$ (57,047)	$ (35,683)	$ (32,532)
Income tax income computed at the statutory income tax rate at 25%	15,136	4,594	7,356
Non-deductible expenses	(1,095)	380	955
Non-taxation income			753
Preferential rate	(935)	(820)	(286)
Current and deferred tax rate differences	(709)	(291)	971
Foreign rate differences	(4,538)	(5)	137
Change of valuation allowance	(8,024)	(4,587)	(7,834)
Statutory income
R&D super deduction	610	323	839
Income tax (expense) benefit	$ 445	$ (406)	$ 949